Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common shares, issued (in shares)	27,827,282	27,827,282
Common shares, outstanding (in shares)	27,827,282	27,827,282
Treasury shares (in shares)	1,090,187	1,406,461